Related Party Transactions (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
ServiceAgreementsFreseniusSE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	$ 145,000	$ 238,000
Purchases of Goods and Services	14,550,000	17,059,000
Accounts Receivables	22,000		$ 106,000
Accounts Payables	2,855,000		3,134,000
Service Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	5,557,000	6,249,000
Purchases of Goods and Services	56,818,000	49,384,000
Accounts Receivables	734,000		1,396,000
Accounts Payables	3,938,000		2,462,000
Service Agreements Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	16,392,000	14,082,000
Purchases of Goods and Services	0	0
Accounts Receivables	4,014,000		4,265,000
Accounts Payables	0		0
Service Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	22,094,000	20,569,000
Purchases of Goods and Services	71,368,000	66,443,000
Accounts Receivables	4,770,000		5,767,000
Accounts Payables	6,793,000		5,596,000
Lease Agreements Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	7,161,000	7,907,000
Accounts Receivables	0		0
Accounts Payables	0		0
Lease Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	10,967,000	13,281,000
Accounts Receivables	0		0
Accounts Payables	0		0
Lease Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	18,128,000	21,188,000
Accounts Receivables	0		0
Accounts Payables	0		0
Products Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	5,000	0
Purchases of Goods and Services	0	0
Accounts Receivables	0		0
Accounts Payables	0		0
Products Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	19,957,000	42,822,000
Purchases of Goods and Services	27,675,000	33,644,000
Accounts Receivables	9,918,000		18,352,000
Accounts Payables	3,502,000		4,132,000
Products Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	168,287,000	14,365,000
Accounts Receivables	0		0
Accounts Payables	77,748,000		270,000
Products Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	19,962,000	42,822,000
Purchases of Goods and Services	195,962,000	$ 48,009,000
Accounts Receivables	9,918,000		18,352,000
Accounts Payables	$ 81,250,000		$ 4,402,000